Related Party and Exempt Party-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
Investments in and gain or losses related to common stock and funds issued by Morgan Stanley and notes receivables from participants are as follows:

	At December 31, 2025	At December 31, 2024	Year Ended December 31, 2025
Morgan Stanley common stock
Number of shares held	$24,995,637	$26,058,267	n/a
Fair value of shares held	$4,437,475,437	$3,276,045,327	n/a
Net realized gain	n/a	n/a	$177,136,227
Dividend income	n/a	n/a	$99,549,410

Notes receivable from participants
Participant loans	$130,838,275	$130,367,784	n/a
Interest income	n/a	n/a	$10,141,322